Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Inventories	$ 1,634	$ 1,693
Lubricants [Member]
Inventories [Abstract]
Inventories	$ 1,634	$ 1,693